Income and expenses - Sale by Geographical Area (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015
Sales by Geographical Area
Revenue	$ 1,741,693	$ 1,576,037	[1]	$ 1,316,590	[1]
Spain
Sales by Geographical Area
Revenue	253,991	201,403		221,558
Germany
Sales by Geographical Area
Revenue	245,152	241,046		230,996
Italy
Sales by Geographical Area
Revenue	94,590	90,267		120,016
Other EU Countries
Sales by Geographical Area
Revenue	340,877	236,746		314,078
USA
Sales by Geographical Area
Revenue	547,309	563,619		208,412
Rest of World
Sales by Geographical Area
Revenue	$ 259,774	$ 242,956		$ 221,530

[1]	The amounts for prior periods have been re-presented to show the results of the Spanish energy business within income (loss) from continuing operations, as described in Note 1 to the consolidated financial statements.